Note 10 - Rehabilitation Provisions (Details Textual)	Jul. 31, 2017 CAD ($)
Yellowknife Gold project [member]
Statement Line Items [Line Items]
Total provision for decommissioning, restoration and rehabilitation costs	$ 489,818